American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Moderate Fund
October 31, 2020

Strategic Allocation: Moderate - Schedule of Investments
OCTOBER 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 41.6%
American Century Diversified Corporate Bond ETF	541,178	28,444,316
American Century Focused Dynamic Growth ETF(2)	577,497	35,754,167
American Century Focused Large Cap Value ETF	496,668	23,260,055
American Century Quality Diversified International ETF	633,305	26,267,401
American Century STOXX U.S. Quality Growth ETF	987,507	52,801,999
American Century STOXX U.S. Quality Value ETF	1,086,373	40,032,845
Avantis Emerging Markets Equity ETF	694,321	36,153,225
Avantis International Equity ETF	545,480	26,030,306
Avantis International Small Cap Value ETF	186,965	8,566,736
Avantis U.S. Equity ETF	1,074,897	57,453,245
Avantis U.S. Small Cap Value ETF	282,420	12,660,889
TOTAL AFFILIATED FUNDS (Cost $326,069,642)		347,425,184
COMMON STOCKS — 26.7%
Aerospace and Defense — 0.3%
AAR Corp.	1,319	25,668
Aerojet Rocketdyne Holdings, Inc.(2)	3,847	124,720
BAE Systems plc	86,759	446,319
CAE, Inc.	7,501	128,198
General Dynamics Corp.	3,635	477,384
Kratos Defense & Security Solutions, Inc.(2)	6,703	126,620
Lockheed Martin Corp.	1,499	524,845
Mercury Systems, Inc.(2)	537	36,988
Textron, Inc.	11,695	418,681
		2,309,423
Air Freight and Logistics — 0.1%
DSV Panalpina A/S	2,504	405,744
Expeditors International of Washington, Inc.	2,702	238,776
		644,520
Airlines — 0.1%
Alaska Air Group, Inc.	2,299	87,109
Southwest Airlines Co.	20,051	792,616
		879,725
Auto Components — 0.3%
Aptiv plc	14,554	1,404,315
BorgWarner, Inc.	9,314	325,804
Hyundai Mobis Co. Ltd.	2,308	461,908
LCI Industries	1,339	146,835
Minth Group Ltd.	36,000	148,693
Valeo SA	11,884	360,412
		2,847,967
Automobiles — 0.3%
Bayerische Motoren Werke AG	5,024	343,361
Daimler AG	12,731	658,697
Honda Motor Co. Ltd., ADR	20,676	488,367
Hyundai Motor Co.	2,233	326,652
Kia Motors Corp.	7,118	318,987
Nissan Motor Co. Ltd.(2)	95,400	337,672
		2,473,736

Banks — 0.9%
Banco Bilbao Vizcaya Argentaria SA	50,683	145,928
Banco Bradesco SA	43,890	138,678
Bank of America Corp.	35,485	840,994
Barclays plc(2)	398,105	552,938
BNP Paribas SA(2)	14,680	514,727
Commerce Bancshares, Inc.	10,200	634,950
Commerzbank AG(2)	56,855	269,261
FinecoBank Banca Fineco SpA(2)	5,895	80,731
Hana Financial Group, Inc.	1,833	49,465
HDFC Bank Ltd., ADR(2)	5,751	330,337
JPMorgan Chase & Co.	7,922	776,673
Mitsubishi UFJ Financial Group, Inc.	134,400	529,793
Mizuho Financial Group, Inc.	36,100	445,062
Regions Financial Corp.	26,712	355,270
Societe Generale SA(2)	10,577	144,441
Standard Chartered plc (London)(2)	25,513	116,771
Sumitomo Mitsui Financial Group, Inc.	13,500	373,894
Truist Financial Corp.	12,358	520,519
UniCredit SpA(2)	12,350	92,520
Westamerica Bancorporation	7,474	391,413
		7,304,365
Beverages — 0.2%
Boston Beer Co., Inc. (The), Class A(2)	586	608,959
Fevertree Drinks plc	1,695	44,212
PepsiCo, Inc.	6,476	863,186
Royal Unibrew A/S	1,040	101,639
		1,617,996
Biotechnology — 0.7%
AbbVie, Inc.	6,214	528,811
ACADIA Pharmaceuticals, Inc.(2)	8,689	403,604
Acceleron Pharma, Inc.(2)	947	99,037
ADC Therapeutics SA(2)	2,747	78,811
Alnylam Pharmaceuticals, Inc.(2)	3,646	448,349
Amarin Corp. plc, ADR(2)(3)	2,710	13,171
Amgen, Inc.	3,045	660,582
Amicus Therapeutics, Inc.(2)	6,789	121,048
Arcutis Biotherapeutics, Inc.(2)	2,435	43,392
Arena Pharmaceuticals, Inc.(2)	1,005	86,149
Argenx SE, ADR(2)	1,243	308,425
Biohaven Pharmaceutical Holding Co. Ltd.(2)	1,509	116,887
Blueprint Medicines Corp.(2)	1,287	131,634
Bridgebio Pharma, Inc.(2)(3)	2,029	77,873
ChemoCentryx, Inc.(2)	1,363	65,424
CSL Ltd.	1,750	355,681
Deciphera Pharmaceuticals, Inc.(2)	1,776	103,132
FibroGen, Inc.(2)	2,279	87,468
Flexion Therapeutics, Inc.(2)	5,340	64,027
Generation Bio Co.(2)	1,069	27,623
Global Blood Therapeutics, Inc.(2)	1,043	55,154
Halozyme Therapeutics, Inc.(2)	3,618	101,304
Heron Therapeutics, Inc.(2)	2,571	41,933
Insmed, Inc.(2)	4,051	133,440
Iovance Biotherapeutics, Inc.(2)	1,051	37,500
Karuna Therapeutics, Inc.(2)	1,138	92,394

Kymera Therapeutics, Inc.(2)	1,238	44,556
Mirati Therapeutics, Inc.(2)	514	111,610
Natera, Inc.(2)	2,870	193,036
Relay Therapeutics, Inc.(2)	948	35,019
Seagen, Inc.(2)	2,498	416,666
Turning Point Therapeutics, Inc.(2)	2,714	250,204
Ultragenyx Pharmaceutical, Inc.(2)	1,245	125,122
Vertex Pharmaceuticals, Inc.(2)	986	205,443
Viela Bio, Inc.(2)(3)	2,159	68,894
		5,733,403
Building Products — 0.4%
American Woodmark Corp.(2)	955	78,893
Builders FirstSource, Inc.(2)	3,895	118,018
Fortune Brands Home & Security, Inc.	8,075	653,025
Johnson Controls International plc	34,245	1,445,481
Lindab International AB	4,944	76,469
Masco Corp.	8,351	447,614
Masonite International Corp.(2)	1,452	127,776
Trane Technologies plc	4,799	637,067
Trex Co., Inc.(2)	1,452	100,972
		3,685,315
Capital Markets — 1.2%
Ameriprise Financial, Inc.	5,691	915,284
Bank of New York Mellon Corp. (The)	11,337	389,539
BlackRock, Inc.	784	469,781
Charles Schwab Corp. (The)	9,990	410,689
Credit Suisse Group AG	57,425	542,391
Euronext NV	735	76,693
Flatex AG(2)	2,619	140,336
Hamilton Lane, Inc., Class A	2,177	151,737
Intercontinental Exchange, Inc.	3,446	325,302
Intermediate Capital Group plc	4,666	70,839
London Stock Exchange Group plc	3,402	364,974
LPL Financial Holdings, Inc.	6,047	483,337
Magellan Financial Group Ltd.	2,995	116,767
MarketAxess Holdings, Inc.	1,053	567,409
Morgan Stanley	13,104	630,958
MSCI, Inc.	1,956	684,287
Northern Trust Corp.	18,224	1,426,392
Partners Group Holding AG	369	332,264
S&P Global, Inc.	2,082	671,924
State Street Corp.	5,025	295,972
T. Rowe Price Group, Inc.	3,481	440,903
TMX Group Ltd.	1,210	117,576
UBS Group AG	43,019	498,820
		10,124,174
Chemicals — 0.4%
Air Liquide SA	1,988	290,990
Air Products and Chemicals, Inc.	1,019	281,489
Albemarle Corp.	2,354	219,416
Arkema SA	2,230	218,688
Corbion NV	1,644	74,882
Ecolab, Inc.	1,542	283,096

H.B. Fuller Co.	1,667	75,432
Koninklijke DSM NV	1,787	286,143
Linde plc	2,788	614,308
Nissan Chemical Corp.	1,100	58,328
Sherwin-Williams Co. (The)	602	414,164
Zeon Corp.	11,200	136,251
		2,953,187
Commercial Services and Supplies — 0.2%
A-Living Services Co. Ltd., H Shares	30,750	129,589
Babcock International Group plc	88,650	249,519
Brink's Co. (The)	2,944	126,091
Clean Harbors, Inc.(2)	2,167	114,786
Ever Sunshine Lifestyle Services Group Ltd.(3)	100,000	172,904
HomeServe plc	3,665	52,478
Japan Elevator Service Holdings Co. Ltd.	2,400	92,175
Republic Services, Inc.	9,764	860,892
		1,798,434
Communications Equipment — 0.3%
Arista Networks, Inc.(2)	1,877	392,105
AudioCodes Ltd.(3)	1,340	38,847
Cisco Systems, Inc.	10,301	369,806
F5 Networks, Inc.(2)	10,214	1,357,849
Lumentum Holdings, Inc.(2)	335	27,701
Telefonaktiebolaget LM Ericsson, B Shares	33,786	376,473
		2,562,781
Construction and Engineering†
Hazama Ando Corp.	13,100	81,240
SHO-BOND Holdings Co. Ltd.	2,700	129,696
		210,936
Construction Materials†
Summit Materials, Inc., Class A(2)	4,154	73,484
Consumer Finance — 0.1%
American Express Co.	3,701	337,679
Cembra Money Bank AG	1,252	138,697
		476,376
Containers and Packaging — 0.5%
Avery Dennison Corp.	4,629	640,607
Ball Corp.	13,288	1,182,632
Berry Global Group, Inc.(2)	2,399	111,865
Graphic Packaging Holding Co.	25,196	334,855
Huhtamaki Oyj	2,248	109,787
Packaging Corp. of America	5,851	669,881
SIG Combibloc Group AG(2)	6,070	124,683
Sonoco Products Co.	15,039	735,257
		3,909,567
Distributors — 0.1%
Genuine Parts Co.	5,635	509,573
LKQ Corp.(2)	11,647	372,588
		882,161
Diversified Consumer Services†
Chegg, Inc.(2)	4,485	329,378
Diversified Financial Services†
Element Fleet Management Corp.	14,943	140,760

Zenkoku Hosho Co. Ltd.	1,400	55,121
		195,881
Diversified Telecommunication Services — 0.2%
BT Group plc	67,758	89,177
Cellnex Telecom SA	13,494	866,822
Verizon Communications, Inc.	12,795	729,187
		1,685,186
Electric Utilities — 0.5%
Edison International	13,588	761,472
Evergy, Inc.	6,767	373,538
Eversource Energy	1,451	126,629
Iberdrola SA	30,009	354,012
NextEra Energy, Inc.	17,408	1,274,440
Pinnacle West Capital Corp.	11,455	934,384
Xcel Energy, Inc.	6,117	428,373
		4,252,848
Electrical Equipment — 0.7%
AMETEK, Inc.	6,385	627,007
Array Technologies, Inc.(2)	1,567	57,744
Eaton Corp. plc	2,851	295,905
Emerson Electric Co.	18,329	1,187,536
Generac Holdings, Inc.(2)	916	192,497
Hubbell, Inc.	6,872	999,945
Mabuchi Motor Co. Ltd.	1,200	49,343
NEL ASA(2)(3)	24,565	47,222
nVent Electric plc	62,891	1,135,183
Rockwell Automation, Inc.	1,293	306,596
Schneider Electric SE	4,470	543,249
Sensata Technologies Holding plc(2)	10,937	478,056
Signify NV(2)	3,003	107,009
Varta AG(2)	621	77,862
		6,105,154
Electronic Equipment, Instruments and Components — 0.6%
Anritsu Corp.	5,100	110,744
CDW Corp.	1,030	126,278
Cognex Corp.	20,645	1,360,506
Hexagon AB, B Shares(2)	5,246	383,113
Jabil, Inc.	2,914	96,570
Keyence Corp.	700	317,431
Keysight Technologies, Inc.(2)	11,766	1,233,900
Littelfuse, Inc.	709	140,339
Murata Manufacturing Co. Ltd.	6,600	457,789
nLight, Inc.(2)	1,433	30,437
SYNNEX Corp.	805	105,970
TE Connectivity Ltd.	6,081	589,127
		4,952,204
Energy Equipment and Services†
Baker Hughes Co.	7,666	113,227
Entertainment — 0.3%
Activision Blizzard, Inc.	4,101	310,569
Embracer Group AB(2)	4,939	99,780
Roku, Inc.(2)	2,768	560,243
Stillfront Group AB(2)	1,143	134,207
Walt Disney Co. (The)	4,788	580,545

Zynga, Inc., Class A(2)	60,916	547,635
		2,232,979
Equity Real Estate Investment Trusts (REITs) — 2.4%
Agree Realty Corp.	3,683	228,604
Alexandria Real Estate Equities, Inc.	2,444	370,315
American Homes 4 Rent, Class A	12,585	355,778
Brixmor Property Group, Inc.	24,262	265,912
Charter Hall Group	50,469	439,662
Cousins Properties, Inc.	6,336	161,441
Embassy Office Parks REIT	23,600	109,666
Equinix, Inc.	1,581	1,156,090
Extra Space Storage, Inc.	3,774	437,595
Fibra Uno Administracion SA de CV	373,718	284,189
Global Medical REIT, Inc.	7,670	95,338
GLP J-Reit	110	168,921
Goodman Group	43,186	560,183
Healthcare Trust of America, Inc., Class A	2,964	72,025
Healthpeak Properties, Inc.	20,226	545,495
Innovative Industrial Properties, Inc.	419	48,868
Invesco Office J-Reit, Inc.	1,803	223,758
Invincible Investment Corp.	934	298,603
Invitation Homes, Inc.	26,075	710,804
JBG SMITH Properties	4,312	100,685
Life Storage, Inc.	4,253	485,480
Link REIT	22,700	173,342
Mapletree Industrial Trust	197,100	439,074
Mapletree Logistics Trust	164,300	234,969
MGM Growth Properties LLC, Class A	22,726	601,103
Mid-America Apartment Communities, Inc.	4,271	498,127
Mitsui Fudosan Logistics Park, Inc.	68	323,730
NETSTREIT Corp.	5,485	96,207
Omega Healthcare Investors, Inc.	6,702	193,085
Orix JREIT, Inc.	169	237,134
Piedmont Office Realty Trust, Inc., Class A	8,546	97,595
Prologis, Inc.	29,747	2,950,902
QTS Realty Trust, Inc., Class A	4,434	272,735
Rexford Industrial Realty, Inc.	10,587	491,872
RLJ Lodging Trust	10,300	84,254
Safestore Holdings plc	12,392	129,038
SBA Communications Corp.	2,644	767,738
Segro plc	31,208	364,809
SL Green Realty Corp.	4,416	189,049
SOSiLA Logistics REIT, Inc.	172	222,060
Stockland	89,298	242,694
STORE Capital Corp.	8,649	222,279
Sun Communities, Inc.	4,177	574,881
UDR, Inc.	10,443	326,239
Urban Edge Properties	15,565	146,311
Ventas, Inc.	11,664	460,378
VICI Properties, Inc.	19,147	439,424
Warehouses De Pauw, CVA	2,887	96,591
Welltower, Inc.	17,041	916,295
Weyerhaeuser Co.	30,910	843,534
		19,754,861

Food and Staples Retailing — 0.3%
Cosmos Pharmaceutical Corp.	300	51,017
Costco Wholesale Corp.	992	354,759
Grocery Outlet Holding Corp.(2)	1,896	83,462
Kobe Bussan Co. Ltd.	2,200	61,561
Koninklijke Ahold Delhaize NV	30,619	841,397
Sprouts Farmers Market, Inc.(2)	2,526	48,120
Sysco Corp.	15,743	870,745
Zur Rose Group AG(2)	439	122,397
		2,433,458
Food Products — 0.4%
Bakkafrost P/F(2)	1,324	75,484
Beyond Meat, Inc.(2)	158	22,504
Conagra Brands, Inc.	21,940	769,875
J.M. Smucker Co. (The)	6,758	758,248
Kellogg Co.	8,500	534,565
Mondelez International, Inc., Class A	13,313	707,187
Orkla ASA	47,974	452,936
Vital Farms, Inc.(2)	2,088	72,161
Whole Earth Brands, Inc.(2)	10,301	84,365
		3,477,325
Gas Utilities — 0.1%
Atmos Energy Corp.	4,983	456,791
Nippon Gas Co. Ltd.	3,400	162,514
Spire, Inc.	6,904	386,900
		1,006,205
Health Care Equipment and Supplies — 1.1%
Acutus Medical, Inc.(2)	2,506	57,312
Align Technology, Inc.(2)	2,195	935,246
Baxter International, Inc.	1,500	116,355
Becton Dickinson and Co.	2,372	548,240
DexCom, Inc.(2)	1,128	360,486
Eargo, Inc.(2)	1,719	59,563
Edwards Lifesciences Corp.(2)	5,518	395,585
Envista Holdings Corp.(2)	26,897	710,619
Globus Medical, Inc., Class A(2)	1,776	92,565
GVS SpA(2)	5,676	80,021
Hill-Rom Holdings, Inc.	2,207	200,992
Hologic, Inc.(2)	4,831	332,469
ICU Medical, Inc.(2)	504	89,606
IDEXX Laboratories, Inc.(2)	1,362	578,605
Inari Medical, Inc.(2)	340	22,508
Inmode Ltd.(2)	2,244	82,041
Masimo Corp.(2)	2,893	647,511
Medtronic plc	4,778	480,524
Menicon Co. Ltd.	1,300	92,058
Nihon Kohden Corp.	1,700	53,113
Olympus Corp.	15,400	294,451
OrthoPediatrics Corp.(2)	1,266	56,464
ResMed, Inc.	674	129,368
Silk Road Medical, Inc.(2)	2,229	135,077
Tandem Diabetes Care, Inc.(2)	988	107,692
Teleflex, Inc.	2,701	859,539
Zimmer Biomet Holdings, Inc.	10,934	1,444,381
		8,962,391

Health Care Providers and Services — 1.0%
Acadia Healthcare Co., Inc.(2)	2,207	78,680
Alfresa Holdings Corp.	13,700	251,804
Amedisys, Inc.(2)	2,667	690,753
AMN Healthcare Services, Inc.(2)	1,837	119,919
Cardinal Health, Inc.	12,818	586,936
Chartwell Retirement Residences	23,300	167,191
Cigna Corp.	1,590	265,482
CVS Health Corp.	7,682	430,883
Encompass Health Corp.	13,957	855,704
HealthEquity, Inc.(2)	2,447	125,996
Henry Schein, Inc.(2)	8,136	517,287
Humana, Inc.	831	331,802
McKesson Corp.	4,931	727,273
Option Care Health, Inc.(2)	7,775	103,641
Quest Diagnostics, Inc.	7,184	877,454
R1 RCM, Inc.(2)	10,271	184,056
RadNet, Inc.(2)	4,022	58,359
UnitedHealth Group, Inc.	2,586	789,092
Universal Health Services, Inc., Class B	8,204	898,748
		8,061,060
Health Care Technology — 0.3%
Cerner Corp.	10,123	709,521
CompuGroup Medical SE & Co. KgaA	952	82,012
Health Catalyst, Inc.(2)(3)	3,597	124,025
Phreesia, Inc.(2)	1,687	62,368
Teladoc Health, Inc.(2)(3)	2,057	404,118
Veeva Systems, Inc., Class A(2)	3,729	1,007,017
		2,389,061
Hotels, Restaurants and Leisure — 0.4%
Basic-Fit NV(2)(3)	2,437	59,068
Brinker International, Inc.	2,849	124,046
Chipotle Mexican Grill, Inc.(2)	973	1,169,040
Churchill Downs, Inc.	1,061	158,248
Las Vegas Sands Corp.	10,437	501,602
Melco International Development Ltd.	13,000	21,078
Planet Fitness, Inc., Class A(2)	1,298	76,933
Sodexo SA	7,332	471,245
Sushiro Global Holdings Ltd.	4,700	127,417
Whitbread plc(2)	7,287	202,840
Wingstop, Inc.	880	102,370
Wyndham Hotels & Resorts, Inc.	2,075	96,508
		3,110,395
Household Durables — 0.2%
Breville Group Ltd.	4,208	77,510
D.R. Horton, Inc.	8,336	556,928
Haseko Corp.	14,700	176,587
Man Wah Holdings Ltd.	68,000	94,749
Mohawk Industries, Inc.(2)	2,366	244,147
Taylor Wimpey plc(2)	159,175	217,684
Token Corp.	1,200	90,410
TopBuild Corp.(2)	995	152,444
		1,610,459
Household Products — 0.2%
Colgate-Palmolive Co.	4,592	362,263

Kimberly-Clark Corp.	1,938	256,959
Procter & Gamble Co. (The)	9,625	1,319,588
Reynolds Consumer Products, Inc.	2,745	77,519
		2,016,329
Independent Power and Renewable Electricity Producers†
Innergex Renewable Energy, Inc.	9,343	168,445
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	4,183	689,986
Lifco AB, B Shares	1,098	80,338
		770,324
Insurance — 0.6%
Aegon NV	62,097	168,192
Aflac, Inc.	18,046	612,662
AIA Group Ltd.	28,800	271,622
Arthur J. Gallagher & Co.	3,952	409,862
Brown & Brown, Inc.	2,299	100,029
BRP Group, Inc., Class A(2)	5,436	138,618
Chubb Ltd.	10,223	1,328,070
eHealth, Inc.(2)	1,768	118,650
Goosehead Insurance, Inc., Class A	1,014	124,256
Kinsale Capital Group, Inc.	583	109,295
Lemonade, Inc.(2)(3)	1,001	50,340
Marsh & McLennan Cos., Inc.	2,248	232,578
Muenchener Rueckversicherungs-Gesellschaft AG	1,040	243,388
Palomar Holdings, Inc.(2)	615	54,840
Progressive Corp. (The)	2,090	192,071
Prudential Financial, Inc.	2,049	131,177
Reinsurance Group of America, Inc.	5,049	510,050
SelectQuote, Inc.(2)	18,254	314,334
Travelers Cos., Inc. (The)	1,121	135,316
		5,245,350
Interactive Media and Services — 0.7%
Alphabet, Inc., Class A(2)	1,312	2,120,336
Baidu, Inc., ADR(2)	3,952	525,814
carsales.com Ltd.	3,505	51,393
EverQuote, Inc., Class A(2)	2,045	68,487
Facebook, Inc., Class A(2)	4,659	1,225,829
Kakaku.com, Inc.	3,000	79,757
Match Group, Inc.(2)	6,191	722,985
QuinStreet, Inc.(2)	5,164	82,650
Tencent Holdings Ltd.	7,300	559,957
		5,437,208
Internet and Direct Marketing Retail — 0.6%
Alibaba Group Holding Ltd., ADR(2)	1,992	606,942
Amazon.com, Inc.(2)	920	2,793,258
ASKUL Corp.	2,400	91,783
ASOS plc(2)	5,977	341,178
BHG Group AB(2)	7,893	123,160
boohoo Group plc(2)	13,902	48,730
Chewy, Inc., Class A(2)(3)	5,208	320,813
Expedia Group, Inc.	3,652	343,836
HelloFresh SE(2)	945	50,598
Mercari, Inc.(2)	1,600	67,637
Redbubble Ltd.(2)(3)	14,002	42,671

Wayfair, Inc., Class A(2)	1,259	312,270
		5,142,876
IT Services — 1.0%
Accenture plc, Class A	2,833	614,506
Adyen NV(2)	249	420,180
Atos SE(2)	2,512	171,735
BASE, Inc.(2)	900	96,115
Capgemini SE	2,792	322,922
Capita plc(2)	170,223	54,507
Edenred	6,241	291,421
Endava plc, ADR(2)	1,243	79,428
Euronet Worldwide, Inc.(2)	2,138	189,940
GDS Holdings Ltd., ADR(2)	9,195	772,748
Globant SA(2)	581	104,934
GMO Payment Gateway, Inc.	400	48,707
Hennge KK(2)	800	57,315
I3 Verticals, Inc., Class A(2)	5,414	111,691
Mastercard, Inc., Class A	2,539	732,857
NEXTDC Ltd.(2)	17,649	157,932
Nihon Unisys Ltd.	1,600	47,343
Nuvei Corp.(2)	3,523	130,915
PayPal Holdings, Inc.(2)	4,771	888,026
Repay Holdings Corp.(2)	6,854	154,421
SHIFT, Inc.(2)	800	101,306
Square, Inc., Class A(2)	5,819	901,247
Twilio, Inc., Class A(2)	3,656	1,019,914
Visa, Inc., Class A	4,370	794,073
		8,264,183
Leisure Products — 0.1%
BRP, Inc.	1,690	91,280
Brunswick Corp.	1,904	121,304
Callaway Golf Co.	4,662	72,214
Games Workshop Group plc	1,215	163,773
MIPS AB	1,085	46,737
Peloton Interactive, Inc., Class A(2)	4,003	441,171
Polaris, Inc.	1,774	161,186
		1,097,665
Life Sciences Tools and Services — 0.4%
Agilent Technologies, Inc.	4,712	481,048
Gerresheimer AG	643	64,657
Lonza Group AG	634	383,445
Mettler-Toledo International, Inc.(2)	845	843,234
NeoGenomics, Inc.(2)	3,490	136,913
PRA Health Sciences, Inc.(2)	1,227	119,559
Repligen Corp.(2)	2,213	368,619
Tecan Group AG	266	126,242
Thermo Fisher Scientific, Inc.	1,688	798,627
		3,322,344
Machinery — 0.7%
Cummins, Inc.	4,235	931,234
Evoqua Water Technologies Corp.(2)	6,392	146,569
Graco, Inc.	8,464	523,922
Harmonic Drive Systems, Inc.	900	59,311
IMI plc	36,718	493,305

Japan Steel Works Ltd. (The)	1,200	25,683
Knorr-Bremse AG	2,730	316,025
Kornit Digital Ltd.(2)	1,702	114,579
Lincoln Electric Holdings, Inc.	2,181	222,069
Metso Outotec Oyj	20,866	146,989
Nabtesco Corp.	3,100	116,323
Navistar International Corp.(2)	2,944	126,916
Oshkosh Corp.	6,048	407,393
PACCAR, Inc.	6,993	597,062
Parker-Hannifin Corp.	5,722	1,192,236
Pentair plc	3,121	155,301
Techtronic Industries Co. Ltd.	32,500	437,157
Weir Group plc (The)(2)	4,883	90,783
		6,102,857
Media — 0.3%
Atresmedia Corp. de Medios de Comunicacion SA	21,094	55,289
Comcast Corp., Class A	9,825	415,008
Fox Corp., Class B	20,993	548,757
Future plc	4,117	105,862
Nippon Television Holdings, Inc.	23,900	252,898
Publicis Groupe SA	9,291	323,654
Stroeer SE & Co. KGaA(2)	1,158	83,713
TV Asahi Holdings Corp.	6,965	105,431
WPP plc	43,714	350,021
		2,240,633
Metals and Mining†
OZ Minerals Ltd.	2,904	30,380
Mortgage Real Estate Investment Trusts (REITs)†
AGNC Investment Corp.	9,842	137,493
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,078	86,964
PennyMac Mortgage Investment Trust	11,061	165,583
		390,040
Multi-Utilities — 0.1%
Ameren Corp.	3,640	295,277
NorthWestern Corp.	12,783	666,378
		961,655
Multiline Retail — 0.2%
Dollar Tree, Inc.(2)	3,965	358,119
Magazine Luiza SA	82,048	350,759
Pan Pacific International Holdings Corp.	11,000	234,909
Ryohin Keikaku Co. Ltd.	3,600	75,454
Seria Co. Ltd.	2,900	112,178
Target Corp.	1,699	258,622
		1,390,041
Oil, Gas and Consumable Fuels — 0.5%
Cimarex Energy Co.	8,021	203,493
CNOOC Ltd.	458,000	418,413
CNOOC Ltd., ADR	199	18,332
ConocoPhillips	29,702	850,071
Eni SpA	41,527	292,251
Gazprom PJSC, ADR	36,291	139,125
Gazprom PJSC	58,762	114,730
Gibson Energy, Inc.(3)	3,451	50,821

Neste Oyj	7,179	374,979
PetroChina Co. Ltd., H Shares	978,000	277,334
Phillips 66	3,405	158,877
Saras SpA(2)	195,320	100,026
Surgutneftegas PJSC, Preference Shares	1,028,387	469,378
TOTAL SE	14,381	435,498
		3,903,328
Paper and Forest Products — 0.1%
Mondi plc	32,186	610,527
West Fraser Timber Co. Ltd.	2,135	99,018
		709,545
Personal Products — 0.1%
elf Beauty, Inc.(2)	2,728	55,297
Estee Lauder Cos., Inc. (The), Class A	1,149	252,389
Jamieson Wellness, Inc.	2,473	71,538
Ontex Group NV(2)	9,551	105,428
Shiseido Co. Ltd.	9,900	612,853
		1,097,505
Pharmaceuticals — 0.7%
ALK-Abello A/S(2)	291	97,294
AstraZeneca plc	3,596	361,963
Axsome Therapeutics, Inc.(2)	1,091	72,344
Bristol-Myers Squibb Co.	10,496	613,491
GlaxoSmithKline plc	44,455	741,696
Harmony Biosciences Holdings, Inc.(2)(3)	965	37,538
Horizon Therapeutics plc(2)	8,051	603,261
Jazz Pharmaceuticals plc(2)	2,238	322,496
Laboratorios Farmaceuticos Rovi SA(2)	712	25,384
Merck & Co., Inc.	9,893	744,053
Novo Nordisk A/S, B Shares	10,805	690,999
Optinose, Inc.(2)(3)	2,422	7,750
Reata Pharmaceuticals, Inc., Class A(2)	265	30,928
Sanofi	2,604	235,400
Sanofi, ADR	12,112	548,674
Takeda Pharmaceutical Co. Ltd.	12,800	396,125
Zoetis, Inc.	2,258	358,006
		5,887,402
Professional Services — 0.3%
ASGN, Inc.(2)	1,165	77,682
CoStar Group, Inc.(2)	500	411,805
IHS Markit Ltd.	6,328	511,745
IR Japan Holdings Ltd.	700	77,742
Korn Ferry	2,255	68,079
Randstad NV(2)	2,819	140,915
Recruit Holdings Co. Ltd.	12,800	488,915
Teleperformance	1,299	390,834
UT Group Co. Ltd.(2)	2,900	90,412
Verisk Analytics, Inc.	3,554	632,505
		2,890,634
Real Estate Management and Development — 0.2%
Altus Group Ltd.	1,448	59,244
Colliers International Group, Inc.	1,484	105,104
ESR Cayman Ltd.(2)	70,400	212,765
Fastighets AB Balder, B Shares(2)	2,077	97,902

FirstService Corp.	2,125	284,944
Open House Co. Ltd.	13,700	465,600
Redfin Corp.(2)	3,021	126,187
Samhallsbyggnadsbolaget i Norden AB(3)	99,651	274,851
Shurgard Self Storage SA	2,482	105,813
Tricon Residential, Inc.	17,638	144,832
VGP NV	1,298	169,015
		2,046,257
Road and Rail — 0.3%
Heartland Express, Inc.	23,894	437,499
J.B. Hunt Transport Services, Inc.	3,144	382,751
Norfolk Southern Corp.	4,046	846,100
Sixt SE(2)	843	63,845
TFI International, Inc.	2,848	126,806
Union Pacific Corp.	3,339	591,637
		2,448,638
Semiconductors and Semiconductor Equipment — 1.2%
Advanced Micro Devices, Inc.(2)	9,192	692,066
Allegro MicroSystems, Inc.(2)	1,742	31,879
Applied Materials, Inc.	16,355	968,707
ASM International NV	570	81,566
ASML Holding NV	1,142	415,179
Broadcom, Inc.	1,137	397,529
Entegris, Inc.	664	49,647
Infineon Technologies AG	15,892	445,041
Inphi Corp.(2)	233	32,564
Marvell Technology Group Ltd.	17,199	645,134
Maxim Integrated Products, Inc.	4,866	338,917
Microchip Technology, Inc.	1,846	193,978
MKS Instruments, Inc.	624	67,635
Nova Measuring Instruments Ltd.(2)(3)	1,889	105,085
NVIDIA Corp.	2,071	1,038,317
PDF Solutions, Inc.(2)	3,656	68,513
Power Integrations, Inc.	2,295	138,182
Semtech Corp.(2)	2,756	151,277
SiTime Corp.(2)	818	68,295
Skyworks Solutions, Inc.	6,388	902,561
SOITEC(2)	973	138,310
Taiwan Semiconductor Manufacturing Co. Ltd.	37,000	558,404
Teradyne, Inc.	7,545	662,828
Texas Instruments, Inc.	3,285	474,978
Xilinx, Inc.	9,949	1,180,847
		9,847,439
Software — 1.8%
Adobe, Inc.(2)	1,205	538,756
Atlassian Corp. plc, Class A(2)	1,994	382,090
Avast plc	9,588	58,982
Cadence Design Systems, Inc.(2)	12,756	1,395,124
Coupa Software, Inc.(2)	1,596	427,249
Dassault Systemes SE	1,579	269,939
Descartes Systems Group, Inc. (The)(2)	1,613	86,492
DocuSign, Inc.(2)	2,953	597,244
Envestnet, Inc.(2)	6,923	531,271
Everbridge, Inc.(2)	972	101,759

Five9, Inc.(2)	1,120	169,926
HubSpot, Inc.(2)	2,322	673,543
Kinaxis, Inc.(2)	404	61,672
LINK Mobility Group Holding ASA(2)	11,914	63,647
Manhattan Associates, Inc.(2)	9,931	849,101
Microsoft Corp.	19,867	4,022,472
Model N, Inc.(2)	3,798	133,804
nCino, Inc.(2)	1,809	127,571
Netcompany Group A/S(2)	1,523	126,852
Open Text Corp.	6,288	230,958
Palo Alto Networks, Inc.(2)	3,344	739,659
Paylocity Holding Corp.(2)	587	108,900
Rakus Co. Ltd.	4,200	82,157
Rapid7, Inc.(2)	1,324	81,995
RealPage, Inc.(2)	1,822	101,467
RingCentral, Inc., Class A(2)	2,327	601,157
SailPoint Technologies Holdings, Inc.(2)	3,227	133,953
salesforce.com, Inc.(2)	2,275	528,414
Sinch AB(2)	971	92,595
Slack Technologies, Inc., Class A(2)	21,823	558,232
Splunk, Inc.(2)	4,761	942,868
TeamViewer AG(2)	1,166	51,514
Vertex, Inc., Class A(2)	766	18,568
		14,889,931
Specialty Retail — 0.6%
Advance Auto Parts, Inc.	5,224	769,391
Bilia AB, A Shares(2)	9,471	126,584
Burlington Stores, Inc.(2)	3,266	632,232
Five Below, Inc.(2)	3,175	423,354
Home Depot, Inc. (The)	4,504	1,201,262
JD Sports Fashion plc	9,753	93,453
Kingfisher plc(2)	116,992	435,354
Leslie's, Inc.(2)	957	21,025
Lithia Motors, Inc., Class A	2,623	602,162
National Vision Holdings, Inc.(2)	3,845	155,069
TJX Cos., Inc. (The)	10,381	527,355
Vroom, Inc.(2)	1,768	72,665
		5,059,906
Technology Hardware, Storage and Peripherals — 0.5%
Apple, Inc.	32,513	3,539,365
HP, Inc.	32,609	585,658
		4,125,023
Textiles, Apparel and Luxury Goods — 0.3%
ANTA Sports Products Ltd.	16,000	176,178
Crocs, Inc.(2)	3,373	176,509
lululemon athletica, Inc.(2)	2,156	688,389
LVMH Moet Hennessy Louis Vuitton SE	749	351,641
NIKE, Inc., Class B	6,967	836,598
Pandora A/S	801	63,509
Puma SE(2)	3,781	331,560
VF Corp.	3,971	266,851
		2,891,235
Thrifts and Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	27,084	310,924

NMI Holdings, Inc., Class A(2)	8,000	171,920
		482,844
Trading Companies and Distributors — 0.3%
AddTech AB, B Shares	7,603	84,173
Applied Industrial Technologies, Inc.	2,079	126,923
Beijer Ref AB	2,051	56,656
Diploma plc	3,757	108,390
Electrocomponents plc	14,437	127,197
Howden Joinery Group plc(2)	7,977	65,856
IMCD NV	645	74,750
MonotaRO Co. Ltd.	6,500	362,904
MSC Industrial Direct Co., Inc., Class A	10,753	749,054
Seven Group Holdings Ltd.(3)	11,043	151,607
W.W. Grainger, Inc.	1,025	358,771
Yamazen Corp.	7,500	73,644
		2,339,925
Wireless Telecommunication Services — 0.1%
China Mobile Ltd.	19,000	115,626
Rogers Communications, Inc., Class B	12,117	492,210
		607,836
TOTAL COMMON STOCKS (Cost $169,293,327)		222,967,400
U.S. TREASURY SECURITIES — 13.1%
U.S. Treasury Bonds, 1.125%, 5/15/40	11,200,000	10,645,251
U.S. Treasury Bonds, 3.125%, 8/15/44(4)	200,000	263,734
U.S. Treasury Bonds, 2.50%, 2/15/45(4)	1,060,000	1,261,731
U.S. Treasury Bonds, 3.00%, 5/15/45	560,000	725,441
U.S. Treasury Bonds, 3.00%, 11/15/45	100,000	129,906
U.S. Treasury Bonds, 1.375%, 8/15/50	500,000	466,172
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25	1,034,220	1,190,927
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	322,230	393,742
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	1,374,110	1,774,400
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	146,439	219,006
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	721,560	1,087,067
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	973,291	1,484,444
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	1,096,653	1,322,148
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	2,955,545	4,122,374
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	3,432,880	4,271,539
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	592,235	768,316
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	1,865,012	1,902,272
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	5,570,000	5,889,545
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	5,565,348	5,876,728
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	2,887,392	3,044,417
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	4,389,720	4,653,289
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	3,622,716	3,830,421
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	3,828,755	4,189,788
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	6,235,243	6,713,909
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	1,949,475	2,165,612
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29	1,955,898	2,253,528
U.S. Treasury Notes, 0.25%, 6/15/23	15,000,000	15,026,953
U.S. Treasury Notes, 0.25%, 5/31/25	9,900,000	9,859,395
U.S. Treasury Notes, 0.50%, 4/30/27	6,500,000	6,462,422
U.S. Treasury Notes, 0.50%, 5/31/27	3,750,000	3,725,098

U.S. Treasury Notes, 2.25%, 8/15/27		400,000	443,531
U.S. Treasury Notes, 0.625%, 5/15/30		3,300,000	3,230,391
TOTAL U.S. TREASURY SECURITIES (Cost $102,881,240)			109,393,497
CORPORATE BONDS — 4.3%
Aerospace and Defense†
Bombardier, Inc., 8.75%, 12/1/21(5)		50,000	49,771
Bombardier, Inc., 5.75%, 3/15/22(5)		30,000	28,530
Bombardier, Inc., 6.00%, 10/15/22(5)		35,000	31,872
Howmet Aerospace, Inc., 5.125%, 10/1/24		115,000	120,959
TransDigm, Inc., 6.375%, 6/15/26		50,000	49,954
			281,086
Airlines†
United Airlines Holdings, Inc., 5.00%, 2/1/24		85,000	74,428
Auto Components†
ZF North America Capital, Inc., 4.75%, 4/29/25(5)		105,000	108,806
Automobiles — 0.2%
BMW Finance NV, MTN, 1.00%, 2/15/22	EUR	10,000	11,843
BMW Finance NV, MTN, 0.875%, 4/3/25	EUR	50,000	60,976
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		$850,000	869,083
General Motors Co., 5.00%, 4/1/35		70,000	77,692
General Motors Co., 5.15%, 4/1/38		160,000	177,742
General Motors Financial Co., Inc., 3.20%, 7/6/21		430,000	435,856
			1,633,192
Banks — 0.8%
Akbank T.A.S., 5.00%, 10/24/22		130,000	127,486
Avi Funding Co. Ltd., 3.80%, 9/16/25(5)		255,000	287,472
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	200,000	247,613
Banistmo SA, 3.65%, 9/19/22		$280,000	285,964
Bank of America Corp., VRN, 3.42%, 12/20/28		42,000	46,705
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	50,000	63,351
Barclays plc, MTN, VRN, 1.375%, 1/24/26	EUR	100,000	119,162
Barclays plc, MTN, VRN, 2.00%, 2/7/28	EUR	100,000	117,070
BPCE SA, VRN, 2.75%, 7/8/26	EUR	100,000	118,408
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	200,000	238,821
CaixaBank SA, MTN, VRN, 2.25%, 4/17/30	EUR	400,000	467,907
CIT Group, Inc., 5.00%, 8/1/23		$50,000	53,969
Citigroup, Inc., VRN, 3.52%, 10/27/28		340,000	377,527
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	200,000	269,106
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	150,000	185,008
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/26	EUR	150,000	176,942
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	100,000	153,804
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	399,000	507,751
European Financial Stability Facility, MTN, 0.40%, 5/31/26	EUR	400,000	491,609
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	60,000	108,230
Fifth Third BanCorp., 4.30%, 1/16/24		$120,000	132,063
HSBC Bank plc, MTN, VRN, 5.375%, 11/4/30	GBP	50,000	76,112
ING Groep NV, MTN, 2.125%, 1/10/26	EUR	400,000	513,476
Intercorp Financial Services, Inc., 4.125%, 10/19/27(5)		$305,000	315,675
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	220,000	290,814
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	300,000	390,493
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	120,000	196,867
Santander UK plc, MTN, 5.125%, 4/14/21	GBP	100,000	132,391
Wells Fargo & Co., 4.125%, 8/15/23		$300,000	327,678

Woori Bank, MTN, 4.75%, 4/30/24		153,000	168,530
			6,988,004
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		370,000	454,170
Anheuser-Busch InBev SA, MTN, 1.50%, 3/17/25	EUR	50,000	62,465
			516,635
Biotechnology — 0.2%
AbbVie, Inc., 3.25%, 10/1/22(5)		$270,000	282,211
AbbVie, Inc., 3.85%, 6/15/24(5)		230,000	252,228
AbbVie, Inc., 3.60%, 5/14/25		70,000	77,628
AbbVie, Inc., 4.55%, 3/15/35(5)		110,000	132,274
AbbVie, Inc., 4.40%, 11/6/42		240,000	283,434
Gilead Sciences, Inc., 3.65%, 3/1/26		390,000	440,139
			1,467,914
Capital Markets — 0.2%
Criteria Caixa SA, MTN, 1.50%, 5/10/23	EUR	100,000	120,596
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	150,000	203,095
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		$280,000	310,193
MDGH - GMTN B.V., 3.25%, 4/28/22(5)		102,000	105,846
Morgan Stanley, MTN, VRN, 2.70%, 1/22/31		350,000	374,114
SURA Asset Management SA, 4.375%, 4/11/27		105,000	117,396
			1,231,240
Chemicals†
CF Industries, Inc., 3.45%, 6/1/23		80,000	81,900
Equate Petrochemical BV, 4.25%, 11/3/26(5)		82,000	87,938
Olin Corp., 5.125%, 9/15/27		60,000	60,975
Tronox Finance plc, 5.75%, 10/1/25(5)		30,000	30,000
			260,813
Consumer Finance†
Ally Financial, Inc., 8.00%, 11/1/31		45,000	62,211
Capital One Financial Corp., 3.80%, 1/31/28		70,000	78,712
Navient Corp., 5.50%, 1/25/23		105,000	105,066
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(5)		43,000	44,304
			290,293
Containers and Packaging†
Ball Corp., 5.25%, 7/1/25		35,000	39,652
Berry Global, Inc., 5.125%, 7/15/23		22,000	22,297
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(5)		30,000	30,055
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(5)		20,000	21,080
Sealed Air Corp., 5.125%, 12/1/24(5)		80,000	87,550
			200,634
Diversified Financial Services — 0.3%
Fiore Capital LLC, VRDN, 0.32%, 11/6/20 (LOC: Wells Fargo Bank N.A.)		2,500,000	2,500,000
Voya Financial, Inc., VRN, 5.65%, 5/15/53		75,000	77,475
			2,577,475
Diversified Telecommunication Services — 0.2%
Altice France SA, 7.375%, 5/1/26(5)		175,000	182,840
AT&T, Inc., 2.60%, 12/17/29	EUR	120,000	163,485
AT&T, Inc., 3.55%, 9/15/55(5)		$192,000	182,409
CenturyLink, Inc., 5.80%, 3/15/22		40,000	41,675
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	150,000	198,496
Deutsche Telekom International Finance BV, MTN, 0.875%, 1/30/24	EUR	40,000	48,296
Hughes Satellite Systems Corp., 5.25%, 8/1/26		$100,000	107,533
Ooredoo International Finance Ltd., 3.75%, 6/22/26(5)		153,000	170,500
Orange SA, MTN, VRN, 4.00%, 10/1/21	EUR	150,000	180,678

Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	100,000	126,652
Turk Telekomunikasyon AS, 4.875%, 6/19/24(5)		$205,000	198,597
Verizon Communications, Inc., 4.40%, 11/1/34		275,000	339,501
			1,940,662
Electric Utilities — 0.2%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		90,000	99,382
Berkshire Hathaway Energy Co., 3.80%, 7/15/48		110,000	126,345
Duke Energy Florida LLC, 3.85%, 11/15/42		130,000	150,111
Duke Energy Progress LLC, 4.15%, 12/1/44		59,000	72,118
Exelon Corp., 4.45%, 4/15/46		100,000	121,186
FirstEnergy Corp., 4.85%, 7/15/47		50,000	54,336
Greenko Investment Co., 4.875%, 8/16/23(5)		102,000	102,631
Israel Electric Corp. Ltd., 6.875%, 6/21/23(5)		102,000	116,790
MidAmerican Energy Co., 4.40%, 10/15/44		80,000	100,723
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(5)		40,000	43,800
NRG Energy, Inc., 7.25%, 5/15/26		50,000	52,924
Southern Co. Gas Capital Corp., 3.95%, 10/1/46		50,000	55,563
SSE plc, VRN, 2.375%, 4/1/21	EUR	200,000	234,140
			1,330,049
Energy Equipment and Services†
Precision Drilling Corp., 5.25%, 11/15/24		$65,000	42,291
Entertainment†
Cinemark USA, Inc., 5.125%, 12/15/22		60,000	52,163
Equity Real Estate Investment Trusts (REITs) — 0.1%
Equinix, Inc., 5.375%, 5/15/27		70,000	76,344
Essex Portfolio LP, 3.25%, 5/1/23		50,000	52,621
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23		30,000	32,198
Iron Mountain, Inc., 4.875%, 9/15/27(5)		80,000	81,632
Kilroy Realty LP, 3.80%, 1/15/23		140,000	145,693
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		90,000	94,912
			483,400
Food and Staples Retailing†
Kroger Co. (The), 3.875%, 10/15/46		90,000	101,353
Tesco plc, MTN, 5.00%, 3/24/23	GBP	50,000	70,730
			172,083
Food Products — 0.1%
B&G Foods, Inc., 5.25%, 4/1/25		$70,000	72,170
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(5)		35,000	36,067
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(5)		130,000	134,550
MHP SE, 7.75%, 5/10/24(5)		128,000	134,054
Minerva Luxembourg SA, 5.875%, 1/19/28(5)		80,000	83,221
Pilgrim's Pride Corp., 5.75%, 3/15/25(5)		200,000	205,000
Post Holdings, Inc., 5.00%, 8/15/26(5)		115,000	119,455
			784,517
Gas Utilities†
Perusahaan Gas Negara Tbk PT, 5.125%, 5/16/24		204,000	223,890
Health Care Providers and Services — 0.1%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23		60,000	60,375
CHS / Community Health Systems, Inc., 6.25%, 3/31/23		80,000	79,400
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(5)		60,000	46,275
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(5)		17,000	16,787
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(5)		42,000	21,604
CHS / Community Health Systems, Inc., VRN, 9.875%, 6/30/23(5)		95,000	79,671
CVS Health Corp., 4.30%, 3/25/28		250,000	289,902

CVS Health Corp., 4.78%, 3/25/38		100,000	120,554
Team Health Holdings, Inc., 6.375%, 2/1/25(5)		40,000	24,828
Tenet Healthcare Corp., 6.75%, 6/15/23		40,000	42,222
Tenet Healthcare Corp., 5.125%, 5/1/25		100,000	99,095
UnitedHealth Group, Inc., 3.75%, 7/15/25		100,000	113,610
			994,323
Hotels, Restaurants and Leisure — 0.1%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(5)		52,000	53,318
Boyd Gaming Corp., 6.375%, 4/1/26		35,000	36,364
Golden Nugget, Inc., 6.75%, 10/15/24(5)		120,000	101,763
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25		80,000	81,032
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(5)		75,000	77,640
McDonald's Corp., MTN, 4.70%, 12/9/35		80,000	102,194
MGM Resorts International, 6.00%, 3/15/23		130,000	135,038
Penn National Gaming, Inc., 5.625%, 1/15/27(5)		150,000	153,608
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(5)		150,000	143,906
			884,863
Household Durables — 0.1%
Lennar Corp., 4.75%, 4/1/21		60,000	60,662
Meritage Homes Corp., 5.125%, 6/6/27		160,000	177,370
PulteGroup, Inc., 5.50%, 3/1/26		60,000	69,412
Toll Brothers Finance Corp., 4.35%, 2/15/28		130,000	142,399
			449,843
Household Products†
Spectrum Brands, Inc., 5.75%, 7/15/25		144,000	148,320
Insurance — 0.1%
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	200,000	257,793
American International Group, Inc., 4.50%, 7/16/44		$110,000	131,881
AXA SA, 7.125%, 12/15/20	GBP	55,000	71,803
AXA SA, MTN, VRN, 3.375%, 7/6/47	EUR	200,000	263,425
Genworth Holdings, Inc., 7.625%, 9/24/21		$35,000	35,001
Markel Corp., 4.90%, 7/1/22		200,000	213,964
WR Berkley Corp., 4.625%, 3/15/22		130,000	137,094
			1,110,961
Interactive Media and Services†
Tencent Holdings Ltd., 3.80%, 2/11/25(5)		153,000	168,234
Internet and Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 2.80%, 6/6/23		330,000	347,374
IT Services†
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24		90,000	99,619
Media — 0.3%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(5)		70,000	72,654
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(5)		65,000	68,337
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25		250,000	288,161
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45		40,000	53,775
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50		225,000	256,085
CSC Holdings LLC, 5.875%, 9/15/22		100,000	105,687
CSC Holdings LLC, 5.50%, 5/15/26(5)		25,000	26,000
DISH DBS Corp., 6.75%, 6/1/21		95,000	96,924
DISH DBS Corp., 5.00%, 3/15/23		135,000	135,675
Gray Television, Inc., 5.875%, 7/15/26(5)		75,000	78,204
Sinclair Television Group, Inc., 5.625%, 8/1/24(5)		90,000	89,986
TEGNA, Inc., 5.50%, 9/15/24(5)		42,000	42,853
TEGNA, Inc., 4.625%, 3/15/28(5)		530,000	526,290

Videotron Ltd., 5.00%, 7/15/22		75,000	78,897
WPP Finance 2013, MTN, 3.00%, 11/20/23	EUR	100,000	127,717
			2,047,245
Metals and Mining — 0.2%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(5)		$70,000	72,319
Cleveland-Cliffs, Inc., 5.75%, 3/1/25		160,000	154,900
First Quantum Minerals Ltd., 7.25%, 4/1/23		150,000	150,979
First Quantum Minerals Ltd., 6.50%, 3/1/24(5)		250,000	248,594
Freeport-McMoRan, Inc., 5.40%, 11/14/34		180,000	206,437
Nexa Resources SA, 5.375%, 5/4/27		230,000	242,592
Teck Resources Ltd., 6.25%, 7/15/41		40,000	45,656
Vedanta Resources Ltd., 6.125%, 8/9/24(5)		217,000	127,548
			1,249,025
Multi-Utilities — 0.1%
Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/21(5)		204,000	216,061
Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/23(5)		153,000	161,812
Centrica plc, VRN, 5.25%, 4/10/75	GBP	100,000	136,351
Dominion Energy, Inc., 4.90%, 8/1/41		$70,000	88,917
NiSource, Inc., 5.65%, 2/1/45		110,000	153,559
Sempra Energy, 2.875%, 10/1/22		110,000	114,006
Sempra Energy, 3.25%, 6/15/27		140,000	151,287
Sempra Energy, 4.00%, 2/1/48		70,000	78,825
			1,100,818
Oil, Gas and Consumable Fuels — 0.4%
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25		75,000	84,953
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27		130,000	145,743
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25		70,000	63,263
Ecopetrol SA, 5.875%, 5/28/45		395,000	431,320
Energy Transfer Operating LP, 3.60%, 2/1/23		27,000	27,827
Enterprise Products Operating LLC, 4.85%, 3/15/44		360,000	409,571
Gazprom PJSC Via Gaz Capital SA, 6.51%, 3/7/22(5)		140,000	148,798
Gazprom PJSC Via Gaz Capital SA, 7.29%, 8/16/37(5)		140,000	196,631
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(5)		20,000	18,561
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		300,000	373,534
MEG Energy Corp., 7.00%, 3/31/24(5)		30,000	28,575
MEG Energy Corp., 6.50%, 1/15/25(5)		58,000	56,450
MPLX LP, 4.50%, 4/15/38		60,000	60,785
MPLX LP, 5.20%, 3/1/47		40,000	42,030
NuStar Logistics LP, 4.75%, 2/1/22		40,000	40,092
Ovintiv, Inc., 6.50%, 2/1/38		60,000	54,806
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(5)		120,000	122,925
Petroleos Mexicanos, 4.875%, 1/24/22		40,000	40,521
Petroleos Mexicanos, 3.50%, 1/30/23		70,000	68,656
Petroleos Mexicanos, 6.50%, 3/13/27		140,000	130,360
Petroleos Mexicanos, 5.50%, 6/27/44		230,000	168,072
QEP Resources, Inc., 5.375%, 10/1/22		110,000	97,006
SM Energy Co., 5.00%, 1/15/24		80,000	40,200
Southwestern Energy Co., 6.45%, 1/23/25		100,000	100,375
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23		84,000	84,210
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25		86,000	86,483
TOTAL SE, MTN, VRN, 2.25%, 2/26/21	EUR	150,000	175,515
Williams Cos., Inc. (The), 4.55%, 6/24/24		$270,000	297,964
			3,595,226

Personal Products†
Avon Products, Inc., 7.00%, 3/15/23		45,000	48,684
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc., 6.125%, 4/15/25(5)		195,000	200,655
Bristol-Myers Squibb Co., 3.25%, 8/15/22		160,000	168,271
Bristol-Myers Squibb Co., 3.625%, 5/15/24		410,000	449,847
			818,773
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41		18,000	23,666
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		160,000	200,996
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		70,000	85,389
United Rentals North America, Inc., 5.50%, 5/15/27		85,000	90,525
			400,576
Specialty Retail — 0.1%
Home Depot, Inc. (The), 3.35%, 4/15/50		180,000	204,060
PetSmart, Inc., 5.875%, 6/1/25(5)		50,000	50,844
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24		70,000	70,985
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25		100,000	101,864
			427,753
Technology Hardware, Storage and Peripherals†
Dell International LLC / EMC Corp., 7.125%, 6/15/24(5)		160,000	165,965
Western Digital Corp., 4.75%, 2/15/26		60,000	64,698
			230,663
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(5)		115,000	119,994
Trading Companies and Distributors†
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(5)		70,000	68,797
Transportation Infrastructure†
Rumo Luxembourg Sarl, 7.375%, 2/9/24		180,000	188,370
Wireless Telecommunication Services — 0.1%
C&W Senior Financing DAC, 6.875%, 9/15/27(5)		228,000	240,654
Millicom International Cellular SA, 5.125%, 1/15/28(5)		255,000	268,133
Sprint Corp., 7.25%, 9/15/21		120,000	125,140
Sprint Corp., 7.875%, 9/15/23		75,000	85,734
Sprint Corp., 7.125%, 6/15/24		205,000	236,049
T-Mobile USA, Inc., 6.50%, 1/15/26		80,000	83,460
			1,039,170
TOTAL CORPORATE BONDS (Cost $34,675,167)			36,198,206
SOVEREIGN GOVERNMENTS AND AGENCIES — 4.0%
Australia — 0.2%
Australia Government Bond, 2.75%, 4/21/24	AUD	1,219,000	934,239
Australia Government Bond, 3.00%, 3/21/47	AUD	820,000	733,600
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	395,000	322,530
			1,990,369
Austria — 0.1%
Republic of Austria Government Bond, 3.40%, 11/22/22(5)	EUR	172,000	217,694
Republic of Austria Government Bond, 0.75%, 10/20/26(5)	EUR	185,000	233,992
Republic of Austria Government Bond, 4.15%, 3/15/37(5)	EUR	121,000	242,521
			694,207
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(5)	EUR	74,000	157,674
Canada — 0.3%
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	594,000	461,165

Province of British Columbia Canada, 2.85%, 6/18/25	CAD	809,000	666,874
Province of Quebec Canada, 3.00%, 9/1/23	CAD	465,000	374,977
Province of Quebec Canada, 5.75%, 12/1/36	CAD	445,000	515,737
Province of Quebec Canada, 5.00%, 12/1/41	CAD	30,000	33,915
Province of Quebec Canada, 3.50%, 12/1/48	CAD	110,000	106,126
			2,158,794
Chile†
Chile Government International Bond, 3.25%, 9/14/21		$230,000	234,947
China — 0.6%
China Government Bond, 3.25%, 6/6/26	CNY	750,000	112,882
China Government Bond, 3.29%, 5/23/29	CNY	550,000	82,547
China Government Bond, 2.68%, 5/21/30	CNY	24,800,000	3,550,664
China Government Bond, 3.39%, 3/16/50	CNY	10,430,000	1,428,749
			5,174,842
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21		$290,000	297,266
Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	2,470,000	114,968
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	600,000	101,217
Denmark Government Bond, 4.50%, 11/15/39	DKK	340,000	102,608
			203,825
Finland — 0.4%
Finland Government Bond, 4.00%, 7/4/25(5)	EUR	219,000	312,515
Finland Government Bond, 0.125%, 4/15/36(5)	EUR	2,250,000	2,750,975
			3,063,490
Indonesia — 0.1%
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	6,000,000,000	457,357
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	283,000	375,365
Italy — 0.2%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	180,000	223,486
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	1,338,000	1,705,945
			1,929,431
Japan — 1.2%
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	26,250,000	256,834
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	226,800,000	2,884,838
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	154,250,000	1,927,593
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	28,550,000	327,661
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	402,800,000	4,364,722
			9,761,648
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	990,000	259,247
Mexico — 0.2%
Mexican Bonos, 6.50%, 6/9/22	MXN	9,190,000	446,784
Mexico Government International Bond, 4.15%, 3/28/27		$700,000	780,937
			1,227,721
Namibia — 0.1%
Namibia International Bonds, 5.25%, 10/29/25		$400,000	405,959
Netherlands — 0.1%
Netherlands Government Bond, 0.00%, 1/15/22(5)(6)	EUR	152,000	178,645
Netherlands Government Bond, 0.50%, 7/15/26(5)	EUR	506,000	631,073
Netherlands Government Bond, 2.75%, 1/15/47(5)	EUR	82,000	171,680
			981,398

Norway†
Norway Government Bond, 2.00%, 5/24/23(5)	NOK	405,000	44,366
Norway Government Bond, 1.75%, 2/17/27(5)	NOK	1,880,000	212,311
			256,677
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50		$160,000	255,007
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21		$300,000	301,458
Philippine Government International Bond, 6.375%, 10/23/34		$100,000	145,006
			446,464
Poland — 0.1%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	775,000	218,875
Republic of Poland Government International Bond, 5.125%, 4/21/21		$250,000	255,960
			474,835
Russia†
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	5,500,000	74,440
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	377,000	290,461
Spain — 0.1%
Spain Government Bond, 4.40%, 10/31/23(5)	EUR	100,000	133,825
Spain Government Bond, 1.60%, 4/30/25(5)	EUR	132,000	167,743
Spain Government Bond, 5.15%, 10/31/28(5)	EUR	47,000	77,597
Spain Government Bond, 5.15%, 10/31/44(5)	EUR	9,000	20,535
			399,700
Switzerland — 0.1%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	410,000	497,700
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	71,000	112,447
			610,147
Thailand — 0.1%
Thailand Government Bond, 3.625%, 6/16/23	THB	4,150,000	143,625
Thailand Government Bond, 3.85%, 12/12/25	THB	11,550,000	425,250
			568,875
Turkey†
Turkey Government International Bond, 6.875%, 3/17/36		$400,000	369,500
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$80,000	95,800
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $30,695,130)			33,330,414
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 3.20%, (12-month LIBOR plus 1.87%), 7/1/36		28,725	30,384
FHLMC, VRN, 2.41%, (1-year H15T1Y plus 2.14%), 10/1/36		82,180	86,525
FHLMC, VRN, 3.46%, (1-year H15T1Y plus 2.26%), 4/1/37		87,498	92,472
FHLMC, VRN, 2.78%, (12-month LIBOR plus 1.76%), 9/1/40		26,750	27,907
FHLMC, VRN, 3.65%, (12-month LIBOR plus 1.88%), 5/1/41		23,448	24,722
FHLMC, VRN, 3.23%, (12-month LIBOR plus 1.86%), 7/1/41		71,194	75,023
FHLMC, VRN, 3.64%, (12-month LIBOR plus 1.64%), 2/1/43		21,719	22,286
FHLMC, VRN, 2.50%, (12-month LIBOR plus 1.62%), 6/1/43		314	316
FHLMC, VRN, 2.83%, (12-month LIBOR plus 1.65%), 6/1/43		8,444	8,511
FNMA, VRN, 2.47%, (6-month LIBOR plus 1.57%), 6/1/35		55,575	57,729
FNMA, VRN, 2.57%, (6-month LIBOR plus 1.57%), 6/1/35		83,948	87,196
FNMA, VRN, 1.95%, (6-month LIBOR plus 1.54%), 9/1/35		16,466	17,118
FNMA, VRN, 2.99%, (1-year H15T1Y plus 2.16%), 3/1/38		76,925	81,091
FNMA, VRN, 3.69%, (12-month LIBOR plus 1.69%), 1/1/40		13,285	13,869
FNMA, VRN, 3.81%, (12-month LIBOR plus 1.85%), 3/1/40		17,982	18,883

FNMA, VRN, 2.63%, (12-month LIBOR plus 1.77%), 10/1/40	28,684	29,752
		673,784
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 2.3%
FHLMC, 8.00%, 6/1/26	144	159
FHLMC, 8.00%, 6/1/26	2,946	3,016
FHLMC, 7.00%, 8/1/29	616	687
FHLMC, 8.00%, 7/1/30	4,297	5,223
FHLMC, 5.50%, 12/1/33	84,432	97,664
FHLMC, 6.50%, 5/1/34	5,015	5,857
FHLMC, 5.50%, 6/1/35	2,263	2,513
FHLMC, 5.00%, 9/1/35	1,600	1,845
FHLMC, 5.00%, 9/1/35	1,694	1,952
FHLMC, 5.50%, 10/1/35	12,701	14,589
FHLMC, 5.50%, 10/1/35	10,039	11,514
FHLMC, 5.00%, 11/1/35	33,871	39,030
FHLMC, 5.00%, 11/1/35	59,352	69,028
FHLMC, 6.50%, 3/1/36	421	471
FHLMC, 6.50%, 3/1/36	1,307	1,460
FHLMC, 5.50%, 1/1/38	52,458	61,136
FHLMC, 6.00%, 2/1/38	35,090	41,398
FHLMC, 6.00%, 11/1/38	178,582	208,189
FNMA, 7.00%, 5/1/26	1,427	1,516
FNMA, 7.00%, 6/1/26	590	657
FNMA, 6.50%, 4/1/29	4,486	5,071
FNMA, 6.50%, 6/1/29	7,887	8,804
FNMA, 6.50%, 6/1/29	5,290	5,975
FNMA, 7.00%, 7/1/29	788	791
FNMA, 6.50%, 8/1/29	5,982	6,831
FNMA, 7.00%, 3/1/30	4,479	4,999
FNMA, 7.50%, 9/1/30	3,124	3,667
FNMA, 6.50%, 9/1/31	22,234	24,830
FNMA, 7.00%, 9/1/31	11,329	12,064
FNMA, 6.50%, 1/1/32	5,419	6,207
FNMA, 5.50%, 6/1/33	33,005	38,796
FNMA, 5.50%, 8/1/33	239,459	281,881
FNMA, 5.00%, 11/1/33	181,168	208,751
FNMA, 5.50%, 1/1/34	144,316	166,356
FNMA, 3.50%, 3/1/34	170,626	182,468
FNMA, 5.50%, 9/1/34	7,812	9,032
FNMA, 5.50%, 10/1/34	9,591	11,289
FNMA, 6.00%, 10/1/34	18,644	20,777
FNMA, 5.00%, 11/1/34	44,736	49,148
FNMA, 5.50%, 3/1/35	617	685
FNMA, 5.50%, 3/1/35	3,098	3,444
FNMA, 5.50%, 3/1/35	3,273	3,637
FNMA, 5.50%, 3/1/35	9,330	10,980
FNMA, 5.50%, 3/1/35	6,056	6,815
FNMA, 5.00%, 4/1/35	9,099	10,275
FNMA, 6.00%, 5/1/35	3,302	3,809
FNMA, 6.00%, 6/1/35	4,077	4,549
FNMA, 6.00%, 6/1/35	1,079	1,209
FNMA, 6.00%, 6/1/35	339	383
FNMA, 5.00%, 7/1/35	43,968	50,693
FNMA, 5.50%, 7/1/35	6,409	7,341

FNMA, 6.00%, 7/1/35	20,263	23,933
FNMA, 6.00%, 7/1/35	2,818	3,141
FNMA, 6.00%, 7/1/35	8,194	9,191
FNMA, 5.50%, 8/1/35	4,098	4,671
FNMA, 5.50%, 9/1/35	5,869	6,563
FNMA, 5.50%, 9/1/35	434	507
FNMA, 5.50%, 9/1/35	258	304
FNMA, 5.50%, 9/1/35	7,251	8,502
FNMA, 5.50%, 9/1/35	32,784	38,365
FNMA, 5.00%, 10/1/35	7,263	8,253
FNMA, 5.50%, 10/1/35	84,648	99,423
FNMA, 6.00%, 10/1/35	16,358	18,854
FNMA, 5.50%, 11/1/35	43,118	50,612
FNMA, 6.00%, 11/1/35	5,044	5,630
FNMA, 6.50%, 11/1/35	2,461	2,874
FNMA, 6.50%, 12/1/35	4,654	5,317
FNMA, 6.50%, 4/1/36	5,713	6,683
FNMA, 6.00%, 8/1/36	3,891	4,486
FNMA, 5.00%, 10/1/36	57,054	62,629
FNMA, 5.00%, 11/1/36	23,144	25,425
FNMA, 5.50%, 1/1/37	252,497	295,130
FNMA, 6.00%, 5/1/37	4,598	5,405
FNMA, 6.00%, 7/1/37	1,144	1,318
FNMA, 6.50%, 8/1/37	1,634	1,892
FNMA, 6.50%, 8/1/37	145,134	155,582
FNMA, 6.50%, 8/1/37	384,673	416,564
FNMA, 5.00%, 4/1/40	578,778	668,170
FNMA, 5.00%, 6/1/41	448,180	517,363
FNMA, 6.50%, 8/1/47	17,008	18,380
FNMA, 6.50%, 9/1/47	34,314	36,977
FNMA, 6.50%, 9/1/47	1,654	1,785
FNMA, 6.50%, 9/1/47	18,111	19,521
GNMA, 9.00%, 4/20/25	377	416
GNMA, 7.50%, 10/15/25	1,479	1,502
GNMA, 6.00%, 4/15/26	416	463
GNMA, 7.50%, 6/15/26	1,430	1,466
GNMA, 7.00%, 12/15/27	7,746	7,777
GNMA, 7.50%, 12/15/27	2,768	2,883
GNMA, 6.00%, 5/15/28	4,859	5,410
GNMA, 6.50%, 5/15/28	4,336	4,807
GNMA, 7.00%, 5/15/31	12,884	15,315
GNMA, 5.50%, 11/15/32	39,568	45,877
GNMA, 6.50%, 10/15/38	551,432	635,766
GNMA, 4.50%, 5/20/41	599,483	667,543
GNMA, 4.50%, 6/15/41	255,663	289,145
GNMA, 3.50%, 4/20/45	113,225	121,186
GNMA, 2.50%, 2/20/47	74,197	78,406
UMBS, 2.00%, TBA	4,000,000	4,124,219
UMBS, 2.50%, TBA	8,450,000	8,804,834
		19,049,926
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $19,152,933)		19,723,710
COLLATERALIZED LOAN OBLIGATIONS — 2.0%
Ares LVI CLO Ltd., Series 2020-56A, Class C, VRN, 2.61%, (3-month LIBOR plus 2.40%), 10/25/31(5)(7)	625,000	625,000
Ares XLI CLO Ltd., Series 2016-41A, Class AR, VRN, 1.44%, (3-month LIBOR plus 1.20%), 1/15/29(5)	750,000	748,960

Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 1.83%, (3-month LIBOR plus 1.55%), 5/15/30(5)	600,000	590,758
Ares XXXIV CLO Ltd., Series 2015-2A, Class BR2, VRN, 1.82%, (3-month LIBOR plus 1.60%), 4/17/33(5)	725,000	711,364
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 1.24%, (3-month LIBOR plus 1.02%), 4/20/31(5)	775,000	764,020
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 1.67%, (3-month LIBOR plus 1.45%), 4/20/31(5)	425,000	411,745
CBAM Ltd., Series 2018-5A, Class B1, VRN, 1.62%, (3-month LIBOR plus 1.40%), 4/17/31(5)	625,000	614,805
CBAM Ltd., Series 2019-10A, Class A1A, VRN, 1.64%, (3-month LIBOR plus 1.42%), 4/20/32(5)	650,000	648,802
CIFC Funding Ltd., Series 2015-4A, Class A1R, VRN, 1.37%, (3-month LIBOR plus 1.15%), 10/20/27(5)	600,000	596,884
Dryden 50 Senior Loan Fund, Series 2017-50A, Class A1, VRN, 1.46%, (3-month LIBOR plus 1.22%), 7/15/30(5)	550,000	547,113
Dryden 72 CLO Ltd., Series 2019-72A, Class C, VRN, 2.93%, (3-month LIBOR plus 2.65%), 5/15/32(5)	550,000	555,239
Elmwood CLO IV Ltd., Series 2020-1A, Class C, VRN, 2.29%, (3-month LIBOR plus 2.05%), 4/15/33(5)	400,000	398,169
Elmwood CLO V Ltd., Series 2020-2A, Class C, VRN, 3.03%, (3-month LIBOR plus 2.75%), 7/24/31(5)	725,000	733,902
Flatiron CLO 20 Ltd., Series 2020-1A, Class C, VRN, 2.70%, (3-month LIBOR plus 2.45%), 11/20/33(5)(7)	500,000	500,000
Goldentree Loan Management US CLO 5 Ltd., Series 2019-5A, Class A, VRN, 1.52%, (3-month LIBOR plus 1.30%), 10/20/32(5)	600,000	594,641
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 1.34%, (3-month LIBOR plus 1.12%), 7/20/31(5)	500,000	496,962
Kayne CLO 9 Ltd., Series 2020-9A, Class C, VRN, 2.82%, (3-month LIBOR plus 2.60%), 1/15/34(5)(7)	500,000	500,000
KKR CLO Ltd., Series 2018, Class A, VRN, 1.49%, (3-month LIBOR plus 1.27%), 7/18/30(5)	775,000	772,318
KKR CLO Ltd., Series 2022A, Class B, VRN, 1.82%, (3-month LIBOR plus 1.60%), 7/20/31(5)	350,000	341,191
Madison Park Funding XXII Ltd., Series 2016-22A, Class BR, VRN, 1.84%, (3-month LIBOR plus 1.60%), 1/15/33(5)	500,000	502,735
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 1.74%, (3-month LIBOR plus 1.50%), 4/15/31(5)	600,000	592,413
Magnetite XIV-R Ltd., Series 2015-14RA, Class B, VRN, 1.82%, (3-month LIBOR plus 1.60%), 10/18/31(5)	525,000	512,288
Octagon Investment Partners 47 Ltd., Series 2020-1A, Class A1, VRN, 2.07%, (3-month LIBOR plus 1.85%), 4/20/31(5)	450,000	453,252
OHA Credit Funding 7 Ltd., Series 2020-7A, Class B, VRN, 1.92%, (3-month LIBOR plus 1.70%), 10/19/32(5)(7)	500,000	493,750
Parallel Ltd., Series 2020-1A, Class A1, VRN, 1.98%, (3-month LIBOR plus 1.83%), 7/20/31(5)	950,000	953,687
Reese Park CLO, Ltd., Series 2020-1A, Class C, VRN, 2.67%, (3-month LIBOR plus 2.45%), 10/15/32(5)(7)	475,000	475,000
Rockford Tower CLO Ltd., Series 2019-2A, Class A, VRN, 1.58%, (3-month LIBOR plus 1.33%), 8/20/32(5)	325,000	323,409
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 1.97%, (3-month LIBOR plus 1.75%), 4/18/31(5)	125,000	123,342
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 1.92%, (3-month LIBOR plus 1.70%), 4/18/33(5)	1,000,000	1,011,137
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $16,599,360)		16,592,886
MUNICIPAL SECURITIES — 2.0%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	130,000	198,892
California Infrastructure & Economic Development Bank Rev., (Morningstar Enterprises LLC), VRDN, 0.17%, 11/6/20 (LOC: Wells Fargo Bank N.A.)	240,000	240,000
Kansas City Rev., VRDN, 0.17%, 11/6/20 (LOC: JPMorgan Chase & Co.)	315,000	315,000
Maricopa County Industrial Development Authority Rev., (San Clemente Apartments LP), VRDN, 0.15%, 11/6/20 (LOC: FNMA)(LIQ FAC: FNMA)	100,000	100,000
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	30,000	35,643
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	15,000	18,009
Michigan Finance Authority Rev., 4.00%, 8/20/21 (LOC: JPMorgan Chase Bank N.A.)	3,700,000	3,811,407
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.11%, 11/2/20 (GA: Chevron Corp.)	250,000	250,000
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	140,000	223,404
New York City GO, 6.27%, 12/1/37	40,000	58,784
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	200,000	241,600
Orange County Housing Finance Authority Rev., (Marbella Pointe Development Group LLLP), VRDN, 0.17%, 11/6/20 (LOC: JPMorgan Chase Bank N.A.)	3,000,000	3,000,000
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	130,000	172,661
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	170,000	239,384
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	135,000	186,710
State of California GO, 4.60%, 4/1/38	100,000	117,491

State of California GO, 7.55%, 4/1/39	60,000	103,199
State of California GO, 7.30%, 10/1/39	90,000	145,608
State of California GO, 5.00%, 8/1/45	700,000	699,958
State of Ohio Rev., VRDN, 0.10%, 11/6/20	350,000	350,000
State of Texas Rev., 4.00%, 8/26/21	3,980,000	4,102,345
Tempe Industrial Development Authority Rev., (ASUF Brickyard LLC), VRDN, 0.18%, 11/6/20 (LOC: Bank of America N.A.)	835,000	835,000
Tennis for Charity, Inc. Rev., VRDN, 0.14%, 11/6/20 (LOC: JPMorgan Chase Bank N.A.)	900,000	900,000
TOTAL MUNICIPAL SECURITIES (Cost $15,877,075)		16,345,095
COMMERCIAL PAPER(8) — 1.3%
Bennington Stark Capital Co. LLC, 0.19%, 1/14/21(5)	3,900,000	3,898,436
Crown Point Capital Co. LLC, 0.27%, 11/5/20 (LOC: Credit Suisse AG)(5)	3,000,000	2,999,943
LMA-Americas LLC, 0.18%, 1/12/21(5)	1,000,000	999,632
Ridgefield Funding Co. LLC, 0.23%, 4/6/21(5)	3,100,000	3,096,435
TOTAL COMMERCIAL PAPER (Cost $10,994,937)		10,994,446
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.1%
Private Sponsor Collateralized Mortgage Obligations — 0.2%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	18,568	19,402
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.21%, 3/25/35	44,077	44,841
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.60%, 6/25/34	93,823	91,960
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.12%, 11/25/34	27,055	26,625
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.37%, 8/25/34	79,193	78,933
Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, VRN, 3.80%, (1-month LIBOR plus 3.65%), 2/25/40(5)	290,000	277,602
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(5)	50,640	50,933
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.41%, 10/25/34	82,764	83,122
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.82%, 6/25/34	31,705	31,058
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.88%, 5/25/34	64,577	62,410
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.29%, 1/25/35	92,018	91,982
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(5)	6,323	6,390
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.19%, 11/21/34	252,095	256,433
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.91%, 11/25/35	63,350	61,810
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.79%, 2/25/35	69,447	71,664
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.79%, 2/25/35	21,702	22,466
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(5)	215,238	216,479
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(5)	117,395	119,979
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.95%, 7/25/34	58,365	58,689
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	40,899	42,641
		1,715,419
U.S. Government Agency Collateralized Mortgage Obligations — 0.9%
FHLMC, Series 2013-DN2, Class M2, VRN, 4.40%, (1-month LIBOR plus 4.25%), 11/25/23	372,752	343,358
FHLMC, Series 2014-DN2, Class M3, VRN, 3.75%, (1-month LIBOR plus 3.60%), 4/25/24	355,247	337,100
FHLMC, Series 2014-HQ2, Class M3, VRN, 3.90%, (1-month LIBOR plus 3.75%), 9/25/24	1,180,000	1,209,780
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.15%, (1-month LIBOR plus 5.00%), 12/25/28	642,609	676,459
FHLMC, Series 2016-HQA3, Class M2, VRN, 1.50%, (1-month LIBOR plus 1.35%), 3/25/29	7,705	7,709
FHLMC, Series 2016-HQA4, Class M3, VRN, 4.05%, (1-month LIBOR plus 3.90%), 4/25/29	1,486,813	1,543,534
FNMA, Series 2014-C02, Class 1M2, VRN, 2.75%, (1-month LIBOR plus 2.60%), 5/25/24	310,116	274,362
FNMA, Series 2014-C02, Class 2M2, VRN, 2.75%, (1-month LIBOR plus 2.60%), 5/25/24	662,972	651,156
FNMA, Series 2015-C03, Class 1M2, VRN, 5.15%, (1-month LIBOR plus 5.00%), 7/25/25	772,606	789,556
FNMA, Series 2015-C04, Class 1M2, VRN, 5.85%, (1-month LIBOR plus 5.70%), 4/25/28	255,397	271,599
FNMA, Series 2016-C03, Class 2M2, VRN, 6.05%, (1-month LIBOR plus 5.90%), 10/25/28	162,187	172,329
FNMA, Series 2017-C03, Class 1M2, VRN, 3.15%, (1-month LIBOR plus 3.00%), 10/25/29	119,031	120,405

FNMA, Series 2017-C07, Class 1M2, VRN, 2.55%, (1-month LIBOR plus 2.40%), 5/25/30	849,566	840,592
		7,237,939
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,621,021)		8,953,358
ASSET-BACKED SECURITIES — 0.7%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(5)	185,985	189,030
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 9/17/25(5)	600,000	605,827
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(5)	1,800,000	1,801,038
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(5)	643,549	645,354
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(5)	84,479	84,679
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(5)	82,061	82,426
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(5)	32,335	32,983
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(5)	150,000	151,603
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(5)	436,341	450,275
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(5)	757,822	809,829
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	47,984	45,763
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	92,514	76,240
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(5)	286,522	288,345
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(5)	480,979	497,781
TOTAL ASSET-BACKED SECURITIES (Cost $5,654,039)		5,761,173
EXCHANGE-TRADED FUNDS — 0.1%
iShares Russell Mid-Cap Value ETF	8,350	681,360
SPDR S&P 500 ETF Trust	1,427	465,973
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,011,204)		1,147,333
PREFERRED STOCKS — 0.1%
Diversified Telecommunication Services†
Telefonica Europe BV, 3.00%	400,000	460,983
Insurance — 0.1%
Allianz SE, 3.375%	100,000	126,054
AXA SA, MTN, 6.69%	50,000	78,281
Credit Agricole Assurances SA, 4.25%	200,000	251,365
Intesa Sanpaolo Vita SpA, 4.75%	100,000	121,275
		576,975
TOTAL PREFERRED STOCKS (Cost $999,488)		1,037,958
RIGHTS†
Equity Real Estate Investment Trusts (REITs)†
Mapletree Logistics Trust(2) (Cost $—)	1,849	1
TEMPORARY CASH INVESTMENTS — 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $22,502,414)	22,502,414	22,502,414
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(9) — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $886,578)	886,578	886,578
TOTAL INVESTMENT SECURITIES — 102.2% (Cost $765,913,555)		853,259,653
OTHER ASSETS AND LIABILITIES — (2.2)%		(17,976,301)
TOTAL NET ASSETS — 100.0%		$835,283,352

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,700,346	AUD	2,319,335	UBS AG	12/16/20	$69,708
BRL	3,674,855	USD	701,817	Goldman Sachs & Co.	12/16/20	(62,493)
CAD	431,620	USD	328,133	Morgan Stanley	12/16/20	(4,097)
CAD	535,658	USD	401,997	Morgan Stanley	12/16/20	146
CAD	31,205	USD	23,763	Morgan Stanley	12/31/20	(333)
CAD	23,778	USD	18,091	Morgan Stanley	12/31/20	(237)
CAD	13,630	USD	10,361	Morgan Stanley	12/31/20	(127)
CAD	18,642	USD	14,178	Morgan Stanley	12/31/20	(181)
CAD	15,655	USD	11,725	Morgan Stanley	12/31/20	29
CAD	13,621	USD	10,202	Morgan Stanley	12/31/20	25
CAD	101,705	USD	76,416	Morgan Stanley	12/31/20	(52)
USD	182,391	CAD	240,517	Morgan Stanley	12/16/20	1,824
USD	1,095,869	CAD	1,443,101	Morgan Stanley	12/16/20	12,467
USD	165,040	CAD	219,012	Morgan Stanley	12/16/20	618
USD	437,035	CAD	582,546	Morgan Stanley	12/31/20	(366)
USD	410,527	CAD	547,212	Morgan Stanley	12/31/20	(343)
USD	10,922	CAD	14,616	Morgan Stanley	12/31/20	(52)
USD	14,347	CAD	19,187	Morgan Stanley	12/31/20	(60)
USD	9,569	CAD	12,808	Morgan Stanley	12/31/20	(47)
USD	12,102	CAD	16,042	Morgan Stanley	12/31/20	57
USD	13,565	CAD	17,952	Morgan Stanley	12/31/20	86
USD	11,948	CAD	15,788	Morgan Stanley	12/31/20	94
USD	27,964	CAD	36,786	Morgan Stanley	12/31/20	343
USD	38,563	CAD	51,438	Morgan Stanley	12/31/20	(59)
USD	451,480	CHF	408,291	Morgan Stanley	12/16/20	5,604
USD	903,588	CLP	688,578,958	Goldman Sachs & Co.	12/16/20	13,245
CNY	2,118,601	USD	312,593	Goldman Sachs & Co.	12/16/20	2,656
USD	3,744,416	CNY	25,562,007	Goldman Sachs & Co.	12/16/20	(59,233)
COP	1,577,916,572	USD	408,047	Goldman Sachs & Co.	12/16/20	(1,146)
USD	881,603	COP	3,256,156,518	Goldman Sachs & Co.	12/16/20	41,932
CZK	7,257,433	USD	313,944	UBS AG	12/16/20	(3,541)
USD	415,586	CZK	9,330,821	UBS AG	12/16/20	16,504
USD	66,692	DKK	417,393	Goldman Sachs & Co.	12/16/20	1,323
EUR	14,706	USD	17,262	Credit Suisse AG	12/31/20	(109)
EUR	8,736	USD	10,375	Credit Suisse AG	12/31/20	(185)
EUR	10,484	USD	12,418	Credit Suisse AG	12/31/20	(190)
EUR	23,222	USD	27,312	Credit Suisse AG	12/31/20	(228)
EUR	33,204	USD	39,077	Credit Suisse AG	12/31/20	(349)
USD	7,992,216	EUR	6,790,674	JPMorgan Chase Bank N.A.	11/18/20	80,841
USD	275,582	EUR	233,732	JPMorgan Chase Bank N.A.	11/18/20	3,276
USD	394,295	EUR	337,677	JPMorgan Chase Bank N.A.	11/18/20	889
USD	351,450	EUR	299,412	Credit Suisse AG	12/31/20	2,231
USD	11,166	EUR	9,513	Credit Suisse AG	12/31/20	70
USD	11,307	EUR	9,561	Credit Suisse AG	12/31/20	155
USD	18,450	EUR	15,677	Credit Suisse AG	12/31/20	166
USD	1,139,572	EUR	970,840	Credit Suisse AG	12/31/20	7,235
USD	28,841	EUR	24,522	Credit Suisse AG	12/31/20	240
USD	31,301	EUR	26,427	Credit Suisse AG	12/31/20	478
GBP	31,081	USD	40,630	JPMorgan Chase Bank N.A.	12/31/20	(345)
GBP	28,805	USD	37,435	JPMorgan Chase Bank N.A.	12/31/20	(100)
GBP	28,224	USD	36,488	JPMorgan Chase Bank N.A.	12/31/20	94
USD	245,279	GBP	190,259	Bank of America N.A.	12/16/20	(1,282)

USD	1,319,971	GBP	1,036,401	JPMorgan Chase Bank N.A.	12/31/20	(23,343)
USD	48,644	GBP	37,824	JPMorgan Chase Bank N.A.	12/31/20	(381)
USD	54,214	GBP	41,739	JPMorgan Chase Bank N.A.	12/31/20	115
HUF	6,442,355	USD	21,385	UBS AG	12/16/20	(942)
USD	339,865	HUF	104,248,264	UBS AG	12/16/20	9,060
USD	43,862	IDR	658,976,797	Goldman Sachs & Co.	12/16/20	(532)
USD	319,112	IDR	4,754,764,791	Goldman Sachs & Co.	12/16/20	(1,205)
USD	354,169	ILS	1,206,050	UBS AG	12/16/20	542
INR	96,965,693	USD	1,309,436	UBS AG	12/16/20	(13,874)
USD	1,293,911	INR	96,965,693	UBS AG	12/16/20	(1,651)
JPY	1,486,080	USD	14,104	Bank of America N.A.	12/30/20	103
JPY	1,064,726	USD	10,130	Bank of America N.A.	12/30/20	49
JPY	2,833,380	USD	27,113	Bank of America N.A.	12/30/20	(26)
JPY	1,964,863	USD	18,848	Bank of America N.A.	12/30/20	(64)
USD	4,589,888	JPY	482,676,344	Bank of America N.A.	11/18/20	(21,158)
USD	517,926	JPY	54,336,960	Bank of America N.A.	12/30/20	(1,529)
USD	283,216	JPY	29,712,867	Bank of America N.A.	12/30/20	(836)
USD	19,120	JPY	2,016,900	Bank of America N.A.	12/30/20	(161)
USD	21,855	JPY	2,307,690	Bank of America N.A.	12/30/20	(206)
USD	10,430	JPY	1,104,537	Bank of America N.A.	12/30/20	(130)
USD	12,398	JPY	1,309,770	Bank of America N.A.	12/30/20	(123)
USD	13,393	JPY	1,407,780	Bank of America N.A.	12/30/20	(65)
USD	11,778	JPY	1,240,254	Bank of America N.A.	12/30/20	(78)
USD	10,382	JPY	1,084,010	Bank of America N.A.	12/30/20	19
USD	20,193	JPY	2,111,670	Bank of America N.A.	12/30/20	6
KRW	142,059,284	USD	120,507	Goldman Sachs & Co.	12/16/20	4,436
KZT	119,784,230	USD	274,703	Goldman Sachs & Co.	12/21/20	(1,270)
MXN	11,675,018	USD	548,849	Morgan Stanley	12/16/20	(1,028)
MXN	5,109,054	USD	231,450	Morgan Stanley	12/16/20	8,280
MYR	1,901,701	USD	462,251	Goldman Sachs & Co.	12/16/20	(6,319)
USD	172,157	MYR	713,265	Goldman Sachs & Co.	12/16/20	1,152
USD	228,033	MYR	957,397	Goldman Sachs & Co.	12/16/20	(1,503)
NOK	712,827	USD	79,288	Goldman Sachs & Co.	12/16/20	(4,632)
NOK	112,016	USD	12,259	Goldman Sachs & Co.	12/30/20	(527)
NOK	108,469	USD	11,377	Goldman Sachs & Co.	12/30/20	(17)
USD	314,948	NOK	2,945,100	Goldman Sachs & Co.	12/16/20	6,502
USD	387,944	NOK	3,625,608	Goldman Sachs & Co.	12/30/20	8,228
USD	14,695	NOK	139,292	Goldman Sachs & Co.	12/30/20	107
USD	18,261	NOK	174,529	Goldman Sachs & Co.	12/30/20	(17)
NZD	47,423	USD	31,895	UBS AG	12/16/20	(538)
PEN	62,332	USD	17,497	Goldman Sachs & Co.	12/16/20	(255)
USD	919,636	PHP	44,762,362	UBS AG	12/16/20	(1,792)
USD	175,885	PLN	658,828	Goldman Sachs & Co.	12/16/20	9,437
USD	78,976	RUB	5,983,047	Goldman Sachs & Co.	12/16/20	4,014
SEK	1,110,502	USD	127,138	Goldman Sachs & Co.	12/16/20	(2,271)
SEK	2,889,215	USD	326,465	Goldman Sachs & Co.	12/16/20	(1,596)
USD	210,028	SGD	285,549	Bank of America N.A.	12/16/20	976
USD	479,943	THB	15,012,615	Goldman Sachs & Co.	12/16/20	(1,623)
TWD	27,065,914	USD	939,042	UBS AG	12/16/20	17,970
						$108,485

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Korean Treasury 10-Year Bonds	10	December 2020	$1,161,629	$(811)
U.K. Gilt 10-Year Bonds	19	December 2020	3,339,694	(9,602)
			$4,501,323	$(10,413)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	133	December 2020	$18,383,094	$43,609
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CVA	-	Certificaten Van Aandelen
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazakhstani Tenge
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
THB	-	Thai Baht
TWD	-	Taiwanese Dollar
UMBS	-	Uniform Mortgage-Backed Securities
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,795,180. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $308,812.
(5)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $47,443,463, which represented 5.7% of total net assets.
(6)Security is a zero-coupon bond.
(7)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(8)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(9)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,894,630, which includes securities collateral of $1,008,052.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Affiliated Funds	347,425,184	—	—
Common Stocks	172,531,290	50,436,110	—
U.S. Treasury Securities	—	109,393,497	—
Corporate Bonds	—	36,198,206	—
Sovereign Governments and Agencies	—	33,330,414	—
U.S. Government Agency Mortgage-Backed Securities	—	19,723,710	—
Collateralized Loan Obligations	—	16,592,886	—
Municipal Securities	—	16,345,095	—
Commercial Paper	—	10,994,446	—
Collateralized Mortgage Obligations	—	8,953,358	—
Asset-Backed Securities	—	5,761,173	—
Exchange-Traded Funds	1,147,333	—	—
Preferred Stocks	—	1,037,958	—
Rights	—	1	—
Temporary Cash Investments	22,502,414	—	—
Temporary Cash Investments - Securities Lending Collateral	886,578	—	—
	544,492,799	308,766,854	—
Other Financial Instruments
Futures Contracts	43,609	—	—
Forward Foreign Currency Exchange Contracts	—	333,332	—
	43,609	333,332	—
Liabilities
Other Financial Instruments
Futures Contracts	—	10,413	—
Forward Foreign Currency Exchange Contracts	—	224,847	—
	—	235,260	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended October 31, 2020 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)

American Century Diversified Corporate Bond ETF	$28,680	—	—	$(236)	$28,444	541	—	$180
American Century Focused Dynamic Growth ETF(3)	42,360	—	$6,274	(332)	35,754	578	$1,627	—
American Century Focused Large Cap Value ETF	23,269	$365	—	(374)	23,260	497	—	110
American Century Quality Diversified International ETF	28,262	—	2,157	163	26,268	633	207	—
American Century STOXX U.S. Quality Growth ETF	58,991	—	5,945	(244)	52,802	988	1,586	11
American Century STOXX U.S. Quality Value ETF	39,459	926	—	(352)	40,033	1,086	—	217
Avantis Emerging Markets Equity ETF	35,487	—	—	666	36,153	694	—	—
Avantis International Equity ETF	27,401	—	1,521	150	26,030	546	(30)	—
Avantis International Small Cap Value ETF	8,434	—	—	133	8,567	187	—	—
Avantis U.S. Equity ETF	56,954	628	1,224	1,095	57,453	1,075	89	202
Avantis U.S. Small Cap Value ETF	12,181	—	530	1,010	12,661	282	(53)	44
	$361,478	$1,919	$17,651	$1,679	$347,425	7,107	$3,426	$764
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.